American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Floating Income ETF (FUSI)
November 30, 2025

Multisector Floating Income ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 42.3%
U.S. Treasury Notes, VRN, 4.03%, (3-month USBMMY plus 0.25%), 1/31/26(1) (Cost $15,002,689)	15,000,000	15,001,215
COLLATERALIZED LOAN OBLIGATIONS — 23.9%
522 Funding CLO Ltd., Series 2018-3A, Class AR, VRN, 5.19%, (3-month SOFR plus 1.30%), 10/20/31(2)	196,835	196,924
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.19%, (1-month SOFR plus 2.23%), 2/19/38(2)	66,778	66,827
Apidos CLO XXIV Ltd., Series 2016-24A, Class A1AL, VRN, 5.10%, (3-month SOFR plus 1.21%), 10/20/30(2)	262,457	262,662
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.42%, (1-month SOFR plus 1.46%), 11/15/36(2)	251,623	251,581
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 5.35%, (30-day average SOFR plus 1.25%), 1/20/37(2)	379,343	379,025
Ares LII CLO Ltd., Series 2019-52A, Class CRR, VRN, 5.41%, (3-month SOFR plus 1.55%), 4/22/31(2)	300,000	300,177
Atlas Senior Loan Fund XVII Ltd., Series 2021-17A, Class B1, VRN, 5.90%, (3-month SOFR plus 2.01%), 10/20/34(2)	750,000	750,441
Battalion CLO XIX Ltd., Series 2021-19A, Class B, VRN, 5.77%, (3-month SOFR plus 1.86%), 4/15/34(2)	720,000	720,081
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.22%, (1-month SOFR plus 2.26%), 9/15/35(2)	65,622	65,677
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 4.98%, (3-month SOFR plus 1.08%), 10/15/31(2)	153,170	153,175
Canyon Capital CLO Ltd., Series 2022-1A, Class B, VRN, 5.74%, (3-month SOFR plus 1.85%), 4/15/35(2)	500,000	501,116
Dryden 60 CLO Ltd., Series 2018-60A, Class A, VRN, 5.22%, (3-month SOFR plus 1.31%), 7/15/31(2)	75,495	75,540
HGI CRE CLO Ltd., Series 2022-FL3, Class A, VRN, 5.84%, (30-day average SOFR plus 1.70%), 4/20/37(2)	409,904	410,242
KKR CLO 17 Ltd., Series 17, Class BR, VRN, 5.77%, (3-month SOFR plus 1.86%), 4/15/34(2)	510,000	511,267
LCM 35 Ltd., Series 35A, Class BR, VRN, 5.55%, (3-month SOFR plus 1.65%), 10/15/34(2)	1,000,000	1,000,499
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, VRN, 5.69%, (30-day average SOFR plus 1.55%), 1/17/37(2)	167,845	167,991
LoanCore Issuer Ltd., Series 2022-CRE7, Class AS, VRN, 6.14%, (30-day average SOFR plus 2.00%), 1/17/37(2)	250,000	249,959
Magnetite XLVII Ltd., Series 2024-47A, Class C, VRN, 5.71%, (3-month SOFR plus 1.85%), 1/25/38(2)	500,000	501,226
MF1 Ltd., Series 2021-FL7, Class A, VRN, 5.15%, (1-month SOFR plus 1.19%), 10/16/36(2)	170,728	170,774
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, VRN, 5.52%, (3-month SOFR plus 1.66%), 7/25/30(2)	500,000	500,203
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 5.05%, (3-month SOFR plus 1.20%), 2/15/33(2)	300,000	297,651
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, VRN, 5.27%, (1-month SOFR plus 1.31%), 11/25/36(2)	343,974	344,114
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 5.34%, (3-month SOFR plus 1.45%), 10/20/30(2)	19,862	19,887
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 5.76%, (3-month SOFR plus 1.91%), 8/15/30(2)	66,811	66,823
Trestles CLO V Ltd., Series 2021-5A, Class D, VRN, 7.25%, (3-month SOFR plus 3.36%), 10/20/34(2)	500,000	498,161
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 5.09%, (3-month SOFR plus 1.23%), 4/25/31(2)	15,244	15,251
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,479,841)		8,477,274
COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.9%
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, VRN, 4.76%, (1-month SOFR plus 0.80%), 10/15/38(2)	198,416	198,255
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.07%, (1-month SOFR plus 2.11%), 6/15/27(2)	575,000	577,375
BX Trust, Series 2021-ARIA, Class A, VRN, 4.97%, (1-month SOFR plus 1.01%), 10/15/36(2)	580,000	579,775
BX Trust, Series 2025-ROIC, Class C, VRN, 5.50%, (1-month SOFR plus 1.54%), 3/15/30(2)	373,543	373,178
BX Trust, Series 2025-VLT6, Class C, VRN, 6.15%, (1-month SOFR plus 2.19%), 3/15/42(2)	500,000	497,977
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.22%, (1-month SOFR plus 1.26%), 11/15/38(2)	575,000	571,868
MHP Trust, Series 2022-MHIL, Class A, VRN, 4.77%, (1-month SOFR plus 0.81%), 1/15/39(2)	32,835	32,782
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.41%, (1-month SOFR plus 2.45%), 10/15/41(2)	375,000	376,168
SREIT Trust, Series 2021-MFP, Class A, VRN, 4.80%, (1-month SOFR plus 0.85%), 11/15/38(2)	517,565	517,304
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 6.75%, (1-month SOFR plus 2.79%), 11/15/27(2)	502,978	504,871
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,224,829)		4,229,553
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.8%
U.S. Government Agency Collateralized Mortgage Obligations — 8.8%
FHLMC, Series 2021-DNA7, Class M1, VRN, 4.92%, (30-day average SOFR plus 0.85%), 11/25/41(2)	44,805	44,782
FHLMC, Series 2023-DNA1, Class M1A, VRN, 6.14%, (30-day average SOFR plus 2.10%), 3/25/43(2)	271,793	275,668

FHLMC, Series 2023-HQA1, Class M1A, VRN, 6.07%, (30-day average SOFR plus 2.00%), 5/25/43(2)	314,807	322,868
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.07%, (30-day average SOFR plus 2.00%), 6/25/43(2)	68,368	68,580
FHLMC, Series 4619, Class NF, VRN, 4.66%, (30-day average SOFR plus 0.51%), 3/15/44	366,794	363,840
FNMA, Series 2023-R05, Class 1M1, VRN, 5.97%, (30-day average SOFR plus 1.90%), 6/25/43(2)	317,905	320,629
FNMA, Series 2023-R06, Class 1M1, VRN, 5.77%, (30-day average SOFR plus 1.70%), 7/25/43(2)	43,799	43,974
FNMA, Series 2024-R01, Class 1M1, VRN, 5.12%, (30-day average SOFR plus 1.05%), 1/25/44(2)	354,055	353,856
FNMA, Series 2024-R02, Class 1M1, VRN, 5.17%, (30-day average SOFR plus 1.10%), 2/25/44(2)	327,967	328,447
FNMA, Series 2024-R03, Class 2M1, VRN, 5.22%, (30-day average SOFR plus 1.15%), 3/25/44(2)	87,797	87,830
FNMA, Series 2025-35, Class HF, VRN, 5.77%, (30-day average SOFR plus 1.70%), 5/25/55	893,126	898,756
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,092,586)		3,109,230
ASSET-BACKED SECURITIES — 8.3%
Affirm Asset Securitization Trust, Series 2024-A, Class D, 6.89%, 2/15/29(2)	500,000	501,782
Affirm Asset Securitization Trust, Series 2024-X2, Class A, SEQ, 5.22%, 12/17/29(2)	83,461	83,510
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2B, VRN, 4.74%, (30-day average SOFR plus 0.60%), 2/18/28	38,605	38,616
CNH Equipment Trust, Series 2024-B, Class A2B, VRN, 4.54%, (30-day average SOFR plus 0.40%), 10/15/27	49,070	49,073
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.67%, (30-day average SOFR plus 1.60%), 8/25/54(2)	532,359	533,868
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A2B, VRN, 4.59%, (30-day average SOFR plus 0.45%), 10/15/26(2)	1,769	1,769
Hyundai Auto Receivables Trust, Series 2024-A, Class A2B, VRN, 4.56%, (30-day average SOFR plus 0.42%), 4/15/27	54,152	54,159
John Deere Owner Trust, Series 2024-A, Class A2B, VRN, 4.51%, (30-day average SOFR plus 0.37%), 2/16/27	10,538	10,539
MMAF Equipment Finance LLC, Series 2021-A, Class A3, SEQ, 0.56%, 6/13/28(2)	8,726	8,702
Navient Private Education Loan Trust, Series 2015-BA, Class A3, VRN, 5.52%, (1-month SOFR plus 1.56%), 7/16/40(2)	18,493	18,529
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A2B, VRN, 4.52%, (30-day average SOFR plus 0.38%), 12/15/26	50,699	50,703
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, SEQ, 4.88%, 9/15/27	52,553	52,575
Service Experts Issuer LLC, Series 2021-1A, Class A, SEQ, 2.67%, 2/2/32(2)	415,552	408,936
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, SEQ, 6.43%, 12/22/31(2)	1,000,000	1,004,664
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(2)	6,321	6,328
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, SEQ, 2.39%, 10/18/49(2)	105,819	105,074
TOTAL ASSET-BACKED SECURITIES (Cost $2,925,160)		2,928,827
SHORT-TERM INVESTMENTS — 4.5%
Money Market Funds — 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,582,408)	1,582,408	1,582,408
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $35,307,513)		35,328,507
OTHER ASSETS AND LIABILITIES — 0.3%		123,772
TOTAL NET ASSETS — 100.0%		$35,452,279

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $277,022.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $17,226,623, which represented 48.6% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$15,001,215	—
Collateralized Loan Obligations	—	8,477,274	—
Commercial Mortgage-Backed Securities	—	4,229,553	—
Collateralized Mortgage Obligations	—	3,109,230	—
Asset-Backed Securities	—	2,928,827	—
Short-Term Investments	$1,582,408	—	—
	$1,582,408	$33,746,099	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.